Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Total Payments	Federal income taxes paid	Federal withholding tax remitted to IRS	Penalties and interest expense	Federal excise tax paid
Total	$ 38,400,470.14	$ 38,400,470.14	$ 15,300,000	$ 16,483,287.14	$ 157,817	$ 6,459,366
UNITED STATES | U.S. Federal Government, Department of Treasury
Total	$ 38,400,470.14	$ 38,400,470.14